Loans and Allowance for Credit Losses (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Loans
Troubled Debt Restructurings
Number of Loans	79,233
Pre-Modification Outstanding Recorded Investment	$ 4,518
Post-Modification Outstanding Recorded Investment	4,515
Commercial Loan [Member]
Troubled Debt Restructurings
Number of Loans	5,285
Pre-Modification Outstanding Recorded Investment	456
Post-Modification Outstanding Recorded Investment	427
Commercial Real Estate Loans [Member]
Troubled Debt Restructurings
Number of Loans	506
Pre-Modification Outstanding Recorded Investment	1,078
Post-Modification Outstanding Recorded Investment	1,060
Residential Mortgage [Member]
Troubled Debt Restructurings
Number of Loans	3,611
Pre-Modification Outstanding Recorded Investment	708
Post-Modification Outstanding Recorded Investment	704
Credit Card [Member]
Troubled Debt Restructurings
Number of Loans	55,951
Pre-Modification Outstanding Recorded Investment	322
Post-Modification Outstanding Recorded Investment	321
Other Retail [Member]
Troubled Debt Restructurings
Number of Loans	4,028
Pre-Modification Outstanding Recorded Investment	73
Post-Modification Outstanding Recorded Investment	72
Total impaired loans, excluding GNMA and covered loans [Member]
Troubled Debt Restructurings
Number of Loans	69,381
Pre-Modification Outstanding Recorded Investment	2,637
Post-Modification Outstanding Recorded Investment	2,584
Loans purchased from GNMA [Member]
Troubled Debt Restructurings
Number of Loans	9,569
Pre-Modification Outstanding Recorded Investment	1,277
Post-Modification Outstanding Recorded Investment	1,356
Covered Financing Receivable [Member]
Troubled Debt Restructurings
Number of Loans	283
Pre-Modification Outstanding Recorded Investment	604
Post-Modification Outstanding Recorded Investment	$ 575